Supplement to the

Fidelity® Canada Fund (FICDX), Fidelity China Region Fund (FHKCX),
Fidelity Europe Capital Appreciation Fund (FECAX), Fidelity Europe Fund (FIEUX),
Fidelity Japan Fund (FJPNX), Fidelity Japan Smaller Companies Fund (FJSCX),
Fidelity Nordic Fund (FNORX), and Fidelity Pacific Basin Fund (FPBFX)

Fidelity Canada Fund is a Class of shares of Fidelity Canada Fund; Fidelity China Region Fund is a Class of shares of Fidelity China Region Fund; and Fidelity Japan Fund is a Class of shares of Fidelity Japan Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

The following information replaces the similar information for Fidelity Canada Fund and Fidelity Europe Fund found in the "Description of the Trust" section beginning on page 58.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of Fidelity China Region Fund and Fidelity Nordic Fund. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Japan Fund and Fidelity Pacific Basin Fund. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of Fidelity Canada Fund and Fidelity Europe Fund. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of Fidelity Europe Capital Appreciation Fund and Fidelity Japan Smaller Companies Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Nordic Fund in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

TIFB-11-02 March 17, 2011
1.467593.142

Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Canada Fund	FACNX	FTCNX	FBCNX	FCCNX	FICCX
Fidelity Advisor China Region Fund	FHKAX	FHKTX	FHKBX	FCHKX	FHKIX
Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund	FMEAX	FEMTX	FEMBX	FEMCX	FIEMX
Fidelity Advisor Global Commodity Stock Fund	FFGAX	FFGTX	FFGBX	FCGCX	FFGIX
Fidelity Advisor International Discovery Fund	FAIDX	FTADX	FADDX	FCADX	FIADX
Fidelity Advisor International Growth Fund	FIAGX	FITGX	FBIGX	FIGCX	FIIIX
Fidelity Advisor International Small Cap Fund	FIASX	FTISX	FIBSX	FICSX	FIXIX
Fidelity Advisor International Small Cap Opportunities Fund	FOPAX	FOPTX	FOPBX	FOPCX	FOPIX
Fidelity Advisor International Value Fund	FIVMX	FIVPX	FIVNX	FIVOX	FIVQX
Fidelity Advisor Total International Equity Fund	FTAEX	FTTEX	FTBEX	FTCEX	FTEIX
Fidelity Advisor Worldwide Fund	FWAFX	FWTFX	FWBFX	FWCFX	FWIFX

Fidelity Advisor Canada Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity® Canada Fund; Fidelity Advisor China Region Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity China Region Fund; Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund; Fidelity Advisor Global Commodity Stock Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Global Commodity Stock Fund; Fidelity Advisor International Discovery Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Discovery Fund; Fidelity Advisor International Growth Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Growth Fund; Fidelity Advisor International Small Cap Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Small Cap Fund; Fidelity Advisor International Small Cap Opportunities Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Small Cap Opportunities Fund; Fidelity Advisor International Value Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Value Fund; Fidelity Advisor Total International Equity Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Total International Equity Fund; and Fidelity Advisor Worldwide Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Worldwide Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research and Analysis Company has been terminated on behalf of the funds.

The following information replaces the similar information for Fidelity Canada Fund found in the "Description of the Trust" section beginning on page 82.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of Fidelity China Region Fund. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of Fidelity Canada Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Global Commodity Stock Fund, Fidelity International Growth Fund, and Fidelity Total International Equity Fund. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is the custodian of the assets of Fidelity Worldwide Fund. The Bank of New York Mellon, 1 Wall Street, New York, New York, is custodian of the assets of Fidelity International Small Cap Fund. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of Fidelity International Discovery Fund, Fidelity International Small Cap Opportunities Fund, and Fidelity International Value Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Global Commodity Stock Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, and Fidelity Total International Equity Fund in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Global Commodity Stock Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

ACOM10AB-11-02 March 17, 2011
1.893757.105